SHARE CAPITAL (Details 3) - yr	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Risk-free interest rate	1.77%	1.25%	1.20%
Expected life of options in years	4.4	4.4	4.9
Expected volatility	135.71%	133.55%	131.45%
Expected dividend yield	0.00%	0.00%	0.00%